Share Capital and Warrants - Maturity dates and exercise terms of the warrants outstanding (Details)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Aug. 15, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Nov. 12, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Disclosure of classes of share capital [line items]
Number of Warrants	132,376,167	132,376,167		78,068,475		26,958,699
Exercise Price | (per share)		$ 5.71	$ 2.56	$ 7.17		$ 12.93
Number of warrants to purchase common stock			1
2022 Brokered private placement
Disclosure of classes of share capital [line items]
Number of Warrants	7,752,916	7,752,916
Exercise Price | $ / shares	$ 14.75
2022 Non-brokered private placement
Disclosure of classes of share capital [line items]
Number of Warrants	11,363,933	11,363,933
Exercise Price | $ / shares		$ 10.7
2023 Bought Deal Financing
Disclosure of classes of share capital [line items]
Number of Warrants	7,841,850	7,841,850
Exercise Price | $ / shares	$ 8.55
2024 Brokered private placement
Disclosure of classes of share capital [line items]
Number of Warrants	31,096,366	31,096,366
Exercise Price | $ / shares	$ 3				$ 3
Number of warrants to purchase common stock					1
2024 Non-brokered private placement.
Disclosure of classes of share capital [line items]
Number of Warrants	19,163,410	19,163,410
Exercise Price | $ / shares	$ 3
Number of warrants to purchase common stock	1	1
2025 Financing Facility
Disclosure of classes of share capital [line items]
Number of Warrants	5,625,031	5,625,031
Exercise Price | $ / shares	$ 4.43
2025 Non-Brokered private placement
Disclosure of classes of share capital [line items]
Number of Warrants	20,252,661	20,252,661
Exercise Price | $ / shares	$ 2.56
2025 Brokered private placement
Disclosure of classes of share capital [line items]
Number of Warrants	29,280,000	29,280,000
Exercise Price | $ / shares	$ 2.56